Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Nov. 30, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Mar. 23, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Jul. 25, 2016	May 31, 2016	May 31, 2015	Nov. 30, 2014
C000082961
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,710	$ 11,199	$ 10,911	$ 10,924	$ 11,673		$ 10,882	$ 10,645	$ 10,150	$ 10,014	$ 10,000
C000028661
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,029	11,520	11,261	11,303	12,107		11,305	11,089	10,606	10,491		$ 10,363	$ 9,798	$ 9,696
C000028663
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,529	11,088	10,902	11,025	11,902		11,205	11,070	10,659	10,622		10,572	10,068	10,000
C000082954
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,345	9,839	9,536	9,617	10,166	$ 10,000
C000028637
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,175	11,596	11,266	11,391	12,070		11,337	11,224	10,696	10,559		10,425	9,789	9,703
C000028639
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,646	11,130	10,898	11,102	11,843		11,207	11,185	10,731	10,673		10,626	10,043	10,000
C000082955
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,536	11,065	10,787	10,830	11,569		10,770	10,529	10,052	9,952	10,000
C000028643
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,858	11,391	11,120	11,192	11,987		11,187	10,976	10,503	10,426		10,345	9,817	9,703
C000028645
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,343	10,944	10,757	10,908	11,773		11,069	10,948	10,548	10,548		10,546	10,081	10,000
C000028649
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,764	11,201	11,010	11,104	11,794		11,247	10,946	10,448	10,376		10,271	9,759	9,704
C000028651
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,243	10,753	10,643	10,815	11,574		11,121	10,923	10,488	10,494		10,466	10,020	10,000
C000028652
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,629	12,039	11,742	11,678	12,385		11,390	11,302	10,739	10,565		10,376	9,764	9,702
C000028654
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,071	11,559	11,340	11,376	12,144		11,265	11,269	10,782	10,687		10,565	10,017	10,000
C000028655
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,184	11,647	11,290	11,385	12,116		11,281	11,093	10,608	10,547		10,412	9,796	9,698
C000028657
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,645	11,180	10,912	11,087	11,902		11,165	11,068	10,657	10,665		10,608	10,055	10,000
C000028658
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,205	11,596	11,330	11,447	12,218		11,402	11,156	10,641	10,525		10,379	9,808	9,703
C000028660
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,654	11,134	10,943	11,138	11,991		11,265	11,123	10,683	10,646		10,568	10,061	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,784	11,272	10,979	10,925	11,722		11,192	10,764	10,116	10,004	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,175	9,733	9,479	9,433	10,121	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,784	11,272	10,979	10,925	11,722		11,192	10,764	10,116	10,004	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,189	11,872	11,814	12,675		12,102	11,639	10,938	10,818		10,662	10,071	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,189	$ 11,872	$ 11,814	$ 12,675		$ 12,102	$ 11,639	$ 10,938	$ 10,818		$ 10,662	$ 10,071	$ 10,000